Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
Notes
Accumulated Other Comprehensive Income

Note 9:  Accumulated Other Comprehensive Income (Loss)

The components of accumulated comprehensive income (loss), net of tax, are as follows:

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)
Balance, January 1, 2013	$ 423	$ 423

Change in unrealized holding gains (losses),net of tax - ($105)	(154)	(154)
Balance, December 31, 2013	269	269

Change in unrealized holding gains (losses), net of tax - ($25)	(47)	(47)
Balance, December 31, 2014	222	222

Change in unrealized holding gains (losses), net of tax - ($240)	(447)	(447)
Balance, December 31, 2015	$ (225)	$ (225)

Reclassification Adjustments

Accumulated other comprehensive income (losses) includes amounts related to unrealized investment gains (losses) which were reclassified to net income.  Reclassifications from accumulated other comprehensive income (losses) for the years ended December 31 are included in the following table:

	2015	2014	2013

Reclassifications from accumulated other comprehensive income (losses)
Unrealized gains on available-for-sale securities included in net realized investment losses	$ 15	$ -	$ -

Total reclassifications from accumulated other comprehensive income (losses)	15	-	-
Tax expense	5	-	-

Net reclassification from accumulated other comprehensive income (losses)	$ 10	$ -	$ -